UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 E Michigan Avenue
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 East Financial Way,
                                         Suite 100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


Infinity Q Commodity Fund
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY INSTL CASH PORTFOLIOS                                                              Agenda Number:  934286421
--------------------------------------------------------------------------------------------------------------------------
        Security:  316175207
    Meeting Type:  Special
    Meeting Date:  12-Feb-2016
          Ticker:  FMPXX
            ISIN:  US3161752072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELIZABETH S. ACTON                                        Mgmt          No vote
       JOHN ENGLER                                               Mgmt          No vote
       ALBERT R. GAMPER, JR.                                     Mgmt          No vote
       ROBERT F. GARTLAND                                        Mgmt          No vote
       ABIGAIL P. JOHNSON                                        Mgmt          No vote
       ARTHUR E. JOHNSON                                         Mgmt          No vote
       MICHAEL E. KENNEALLY                                      Mgmt          No vote
       JAMES H. KEYES                                            Mgmt          No vote
       MARIE L. KNOWLES                                          Mgmt          No vote
       GEOFFREY A. VON KUHN                                      Mgmt          No vote



Infinity Q Diversified Alpha
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY INSTL CASH PORTFOLIOS                                                              Agenda Number:  934286421
--------------------------------------------------------------------------------------------------------------------------
        Security:  316175207
    Meeting Type:  Special
    Meeting Date:  12-Feb-2016
          Ticker:  FMPXX
            ISIN:  US3161752072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELIZABETH S. ACTON                                        Mgmt          No vote
       JOHN ENGLER                                               Mgmt          No vote
       ALBERT R. GAMPER, JR.                                     Mgmt          No vote
       ROBERT F. GARTLAND                                        Mgmt          No vote
       ABIGAIL P. JOHNSON                                        Mgmt          No vote
       ARTHUR E. JOHNSON                                         Mgmt          No vote
       MICHAEL E. KENNEALLY                                      Mgmt          No vote
       JAMES H. KEYES                                            Mgmt          No vote
       MARIE L. KNOWLES                                          Mgmt          No vote
       GEOFFREY A. VON KUHN                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NANTKWEST INC                                                                               Agenda Number:  934417848
--------------------------------------------------------------------------------------------------------------------------
        Security:  63016Q102
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2016
          Ticker:  NK
            ISIN:  US63016Q1022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PATRICK SOON-SHIONG                                       Mgmt          No vote
       BARRY J. SIMON                                            Mgmt          No vote
       STEVE GORLIN                                              Mgmt          No vote
       MICHAEL BLASZYK                                           Mgmt          No vote
       RICHARD KUSSEROW                                          Mgmt          No vote
       JOHN T. POTTS, JR.                                        Mgmt          No vote
       JOHN C. THOMAS, JR.                                       Mgmt          No vote

2.     TO RATIFY THE SELECTION OF MAYER HOFFMAN                  Mgmt          No vote
       MCCANN P.C. AS NANTKWEST'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2016.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E. Kashmerick
Name                 Christopher E. Kashmerick
Title                President
Date                 08/08/2016